Investment Portfolio
(UNAUDITED) | 07.31.2021
CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS - 94.3%	Shares	Value
Australia - 3.3%
BHP Group Ltd., Sponsored ADR (a)	121,264	$9,526,500
CSL Ltd.	34,216	7,284,247
Canada - 3.4%
Enbridge, Inc.	192,020	7,555,987
Great-West Lifeco, Inc.	310,277	9,336,164
Denmark - 1.7%
Novo Nordisk A/S, Sponsored ADR	93,868	8,692,177
France - 10.0%
Air Liquide S.A.	44,050	7,660,697
AXA S.A.	325,222	8,422,316
BNP Paribas S.A.	138,793	8,463,512
Dassault Systemes SE	87,190	4,809,613
Kering S.A.	8,700	7,805,138
L'Oreal S.A.	13,654	6,246,640
TotalEnergies S.E.	156,248	6,813,486
Germany - 11.6%
Allianz SE, Unsponsored ADR	392,844	9,760,209
BASF SE	79,662	6,259,742
Continental AG*	45,519	6,183,556
Fresenius SE & Co. KGaA	166,344	8,743,066
Muenchener Rueckversicherungs-Gesellschaft AG	26,990	7,282,580
SAP SE, Sponsored ADR	57,160	8,215,035
Siemens AG	39,154	6,109,342
Siemens Energy AG*	204,577	5,565,508
Hong Kong - 1.1%
AAC Technologies Holdings, Inc.	898,248	5,391,385
Ireland - 2.7%
Kerry Group PLC, Class A	45,582	6,757,351
Ryanair Holdings PLC, Sponsored ADR*	60,082	6,551,341
Japan - 15.3%
Astellas Pharma, Inc.	597,224	9,512,215
FANUC Corp.	26,424	5,918,124
JGC Holdings Corp.	867,581	7,810,555
Komatsu Ltd.	253,194	6,344,800
Kubota Corp.	362,198	7,574,093
Nitto Denko Corp.	106,161	7,887,595
ORIX Corp.	513,320	8,980,744
Pan Pacific International Holdings Corp.	407,104	8,497,904
SYSMEX Corp.	49,715	5,915,619
Tokyo Electron Ltd.	19,972	8,236,961
Mexico - 3.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,372,756	8,880,805
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR	239,440	7,863,209
Norway - 1.6%
DNB Bank ASA	388,131	7,953,945
Singapore - 1.2%
Singapore Telecommunication Ltd.	3,607,925	6,047,201
South Africa - 2.1%
MTN Group Ltd.*	1,451,718	10,427,305
Spain - 2.0%
Banco Bilbao Vizcaya Argentaria S.A.*	1,602,785	10,260,237
Sweden - 3.3%
Essity AB, Class B	245,678	8,038,026
Sandvik AB	321,137	8,374,063
Switzerland - 11.7%
ABB Ltd.	241,112	8,814,658
Adecco Group AG	131,998	7,904,852
Coca-Cola HBC AG	209,232	7,901,249
Givaudan S.A.	1,597	7,971,022
Nestle S.A., Sponsored ADR	66,732	8,452,308
Novartis AG, Sponsored ADR	93,099	8,601,417
Roche Holding AG	23,700	9,155,599
Taiwan - 3.4%
Largan Precision Co. Ltd.	90,500	9,523,439
MediaTek, Inc.	233,930	7,649,008
Turkey - 0.7%
Turkiye Petrol Rafinerileri AS*	320,390	3,568,136
United Kingdom - 11.2%
Compass Group PLC*	359,588	7,598,100
Diageo PLC, Sponsored ADR	39,356	7,800,753
London Stock Exchange Group PLC	99,830	10,409,464
Next PLC*	67,382	7,381,311
Reckitt Benckiser Group PLC	93,399	7,145,035
Royal Dutch Shell PLC, Class B, Sponsored ADR	216,051	8,544,817
WPP PLC	568,664	7,354,595
United States - 4.7%
Aflac, Inc.	182,739	10,050,645
Credicorp Ltd.*	46,420	4,686,563
Mettler-Toledo International, Inc.*	5,966	8,792,154
Total common stocks (cost $265,474,228)		473,264,118

PREFERRED STOCKS - 4.5%
Colombia - 1.4%
Bancolombia S.A., Sponsored ADR	244,853	6,966,068
Germany - 3.1%
Henkel AG & Co. KGaA, Sponsored ADR	249,326	6,310,441
Volkswagen AG	37,483	9,129,785
Total preferred stocks (cost $12,873,542)		22,406,294

MONEY MARKET FUNDS - 1.3%
First American Government Obligations Fund - Class X, 0.03%#	6,758,112	6,758,112
Total money market funds (cost $6,758,112)		6,758,112
Total investment portfolio (cost $285,105,882) - 100.1%		502,428,524
Liabilities in excess of other assets - (0.1)%		(442,210)
Total net assets - 100.0%		$501,986,314

ADR - American Depositary Receipt
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $6,474,601 or 1.3% of net assets as of the date of this report.
* Non-income producing security
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value the Fund's investments as the date of this report:
	Level 1	Level 2
Common stocks:
Australia	$ 9,526,500	$ 7,284,247
Canada	16,892,151	-
Denmark	8,692,177	-
France	-	50,221,402
Germany	17,975,244	40,143,794
Hong Kong	-	5,391,385
Ireland	6,551,341	6,757,351
Japan	-	76,678,610
Mexico	16,744,014	-
Norway	-	7,953,945
Singapore	-	6,047,201
South Africa	-	10,427,305
Spain	-	10,260,237
Sweden	-	16,412,089
Switzerland	17,053,725	41,747,380
Taiwan	-	17,172,447
Turkey	-	3,568,136
United Kingdom	16,345,570	39,888,505
United States	23,529,362	-
Preferred stocks:
Colombia	6,966,068	-
Germany	6,310,441	9,129,785
Money market funds	6,758,112	-
Total investment portfolio	$ 153,344,705	$ 349,083,819

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.